Provisions and other non-current liabilities - Additional information (Details) $ in Thousands			12 Months Ended			60 Months Ended
	Jun. 25, 2020 USD ($)	Jun. 23, 2020 numberOfCases	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 complaint
Disclosure of other provisions [line items]
Number of legal cases filed against company | complaint						50
Claims of US Patents [Member]
Disclosure of other provisions [line items]
Number of patents allegedly infringed		12
Claims of European Patents [Member]
Disclosure of other provisions [line items]
Number of patents allegedly infringed		1
Warranty, governmental investigations and other legal proceedings provisions [member]
Disclosure of other provisions [line items]
Term of deferred prosecution agreement	3 years
Additions to provisions | $	$ 8,925		$ 9,000	$ 0	$ 1,000